Financial assets and liabilities (Details 2) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 811,872
Santander Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total	145,490
Oriental Leasing Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total	55,028
C E B U R Program [Member]
IfrsStatementLineItems [Line Items]
Total	106,679
Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total	39,427
Lease Partnership N B B V 11218 [Member]
IfrsStatementLineItems [Line Items]
Total	7,323
Lease Partnership N B B V 11951 [Member]
IfrsStatementLineItems [Line Items]
Total	6,761
Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	55,360
N B B Pintail Co. L T D [Member]
IfrsStatementLineItems [Line Items]
Total	18,996
Bank Of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	63,648
RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	34,270
BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	94,973
Credit Agricole Corporate And Investment Bank [Member]
IfrsStatementLineItems [Line Items]
Total	74,856
Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	702,811
Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total	3,563
Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	105,498
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	305,269
Not later than one year [member] | Santander Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total	121,921
Not later than one year [member] | Oriental Leasing Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total	55,028
Not later than one year [member] | C E B U R Program [Member]
IfrsStatementLineItems [Line Items]
Total	33,627
Not later than one year [member] | Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,536
Not later than one year [member] | Lease Partnership N B B V 11218 [Member]
IfrsStatementLineItems [Line Items]
Total	822
Not later than one year [member] | Lease Partnership N B B V 11951 [Member]
IfrsStatementLineItems [Line Items]
Total	758
Not later than one year [member] | Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	9,001
Not later than one year [member] | N B B Pintail Co. L T D [Member]
IfrsStatementLineItems [Line Items]
Total	857
Not later than one year [member] | Bank Of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	8,484
Not later than one year [member] | RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,356
Not later than one year [member] | BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	17,857
Not later than one year [member] | Credit Agricole Corporate And Investment Bank [Member]
IfrsStatementLineItems [Line Items]
Total	6,102
Not later than one year [member] | Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	259,349
Not later than one year [member] | Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total	3,563
Not later than one year [member] | Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	42,357
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	144,731
Later than one year and not later than two years [member] | Santander Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total	23,569
Later than one year and not later than two years [member] | Oriental Leasing Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | C E B U R Program [Member]
IfrsStatementLineItems [Line Items]
Total	41,744
Later than one year and not later than two years [member] | Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,698
Later than one year and not later than two years [member] | Lease Partnership N B B V 11218 [Member]
IfrsStatementLineItems [Line Items]
Total	874
Later than one year and not later than two years [member] | Lease Partnership N B B V 11951 [Member]
IfrsStatementLineItems [Line Items]
Total	806
Later than one year and not later than two years [member] | Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	9,676
Later than one year and not later than two years [member] | N B B Pintail Co. L T D [Member]
IfrsStatementLineItems [Line Items]
Total	919
Later than one year and not later than two years [member] | Bank Of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	9,025
Later than one year and not later than two years [member] | RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,521
Later than one year and not later than two years [member] | BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	19,098
Later than one year and not later than two years [member] | Credit Agricole Corporate And Investment Bank [Member]
IfrsStatementLineItems [Line Items]
Total	6,431
Later than one year and not later than two years [member] | Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	117,361
Later than one year and not later than two years [member] | Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	27,370
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	186,429
Later than two years and not later than three years [member] | Santander Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than three years [member] | Oriental Leasing Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than three years [member] | C E B U R Program [Member]
IfrsStatementLineItems [Line Items]
Total	31,308
Later than two years and not later than three years [member] | Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total	34,193
Later than two years and not later than three years [member] | Lease Partnership N B B V 11218 [Member]
IfrsStatementLineItems [Line Items]
Total	5,627
Later than two years and not later than three years [member] | Lease Partnership N B B V 11951 [Member]
IfrsStatementLineItems [Line Items]
Total	5,197
Later than two years and not later than three years [member] | Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	36,683
Later than two years and not later than three years [member] | N B B Pintail Co. L T D [Member]
IfrsStatementLineItems [Line Items]
Total	17,220
Later than two years and not later than three years [member] | Bank Of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	9,600
Later than two years and not later than three years [member] | RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	2,697
Later than two years and not later than three years [member] | BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	19,474
Later than two years and not later than three years [member] | Credit Agricole Corporate And Investment Bank [Member]
IfrsStatementLineItems [Line Items]
Total	6,777
Later than two years and not later than three years [member] | Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	168,776
Later than two years and not later than three years [member] | Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than three years [member] | Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	17,653
Later than three years [member]
IfrsStatementLineItems [Line Items]
Total	175,443
Later than three years [member] | Santander Bancomext [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Oriental Leasing Company Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | C E B U R Program [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Lease Partnership N B B V 11218 [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Lease Partnership N B B V 11951 [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | N B B Pintail Co. L T D [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Bank Of Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Total	36,539
Later than three years [member] | RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Total	26,696
Later than three years [member] | BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Total	38,544
Later than three years [member] | Credit Agricole Corporate And Investment Bank [Member]
IfrsStatementLineItems [Line Items]
Total	55,546
Later than three years [member] | Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Total	157,325
Later than three years [member] | Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Total
Later than three years [member] | Projected Interest [Member]
IfrsStatementLineItems [Line Items]
Total	$ 18,118